Note 6 - Valuation Assumptions (Details) - Fair Value, Inputs, Level 3 [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Series 2023 PIK Note Derivative Liability [Member]
Share Price	$ 0.18	$ 0.28		$ 0.73
Exercise price (in dollars per share)	$ 1.28	$ 1.36		$ 1.33
Term (years)	7 years 29 days	7 years 211 days		8 years 211 days
Expected volatility	86.00%	72.90%	[1]	52.00%	[1]
Risk-free interest rate	1.30%	2.12%		2.08%
Series A PIK Note Derivative Liability [Member]
Share Price	$ 0.18	$ 0.28		$ 0.73
Exercise price (in dollars per share)	$ 0.83	$ 0.92		$ 0.92
Term (years)	7 years 29 days	2 years 299 days		3 years 302 days
Expected volatility	86.00%	72.90%		52.00%
Risk-free interest rate	1.30%	2.12%		2.08%

[1]	During the first quarter of 2014, the Company revised its assumption for expected volatility by switching from a peer-group average volatility to the Company's three-year historical volatility in measuring the value of the derivative liabilities mentioned above. Prior to 2011, the occurrence of certain corporate events would not have made the historical volatility calculations meaningful or accurate if included. This reduction in volatility led to a reduced valuation for both the Warrant and Series 2023 Note derivative liabilities of approximately $118,500 and $126,000, respectively, in 2015. The remaining decrease in the valuation is attributable to the decline in stock price.